CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net (loss) income	$ 51	$ 40	$ 103
Adjustments for the following non-cash items:
Depreciation	782	781	616
Unrealized financial instruments loss	33	4	9
Share of earnings (loss) from equity-accounted investments	2	0	10
Deferred income tax (recovery) expense	(49)	97	80
Gain on disposal	0	0	(53)
Other non-cash items	4	24	62
Dividends received from equity-accounted investments	31	6	19
Changes in due to or from related parties	(5)	(11)	18
Net change in working capital balances	25	137	62
Cash Flows From (Used In) Operating Activities	928	632	588
Financing activities
Long-term debt - borrowings	1,874	3,477	944
Long-term debt - repayments	1,607	1,975	855
Capital contributions from participating non-controlling interests - in operating subsidiaries	294	2,621	460
Acquisition of Isagen from non-controlling interests	(5)	(1,540)	0
Issuance of preferred limited partnership units	187	147	128
Issuance of LP Units	411	657	0
Repurchase of LP Units and preferred shares	0	0	10
Distributions paid:
To participating non-controlling interests - in operating subsidiaries	539	119	208
To preferred shareholders	25	25	31
To preferred limited partners' unitholders	(26)	(12)	0
To unitholders of Brookfield Renewable or BRELP	591	522	461
Cash Flows From Used In Financing Activities	(27)	2,709	(33)
Investing activities
Acquisitions	234	2,886	682
Acquisitions of equity-accounted investments	439	0	0
Cash and cash equivalents in acquired entity	611	117	19
Investment in:
Sustaining capital expenditures	(138)	(118)	(94)
Development and construction of renewable power generating assets	(217)	(251)	(191)
Capital distribution received from equity-accounted investments, net	0	0	144
Proceeds from disposal of assets	150	0	143
Investment in securities	77	60	18
Restricted cash and other	16	7	56
Cash Flows From Used In Investing Activities	(328)	(3,191)	(623)
Foreign exchange gain on cash	3	10	(19)
Cash and cash equivalents
Increase (decrease)	576	160	(87)
Balance, beginning of period	223	63	150
Balance, end of period	799	223	63
Supplemental cash flow information:
Interest paid	611	588	414
Interest received	27	40	18
Income taxes paid	48	55	32
Participating Non-controlling Interests Operating Subsidiaries
Operating activities
Net (loss) income	53	65	69
Financing activities
Capital contributions from participating non-controlling interests - in operating subsidiaries	294	2,621	460
Preferred equity
Operating activities
Net (loss) income	$ 26	$ 25	$ 30